PARTY-IN-INTEREST TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Summary of Party-In-Interest Transactions

	December 31,
	2025	2024
Number of shares, Huntington common stock	10,458,083	10,909,999
Huntington common stock	$181,447,740	$177,505,684
Fidelity Managed Funds (1)	781,215,393	660,236,416
Fidelity BrokerageLink	40,114,697	31,511,360
(1)Includes mutual funds and collective investment trust funds managed by Fidelity, including the Spartan 500 Index Plus Fund, Spartan Extended Market Index Fund, Spartan Total International Index Fund, Fidelity Government Cash Reserves Fund and Fidelity U.S. Bond Index Fund.

	Year ended December 31,
	2025	2024
Dividends on Huntington common stock	$6,611,097	$7,003,263
Realized and unrealized gain on Huntington common stock	11,227,281	40,922,367